Expense Example - AMG Managers CenterSquare Real Estate Fund	May 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,395
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,245
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,105